Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (89,156)	$ (84,717)	$ (467,914)	$ (410,199)	$ (275,957)
Other comprehensive income (loss), net of tax effects:
Foreign currency translation adjustment	570	(659)	(2,218)	3,155	2,482
Unrealized (loss) gain on marketable securities			0	(1,693)	1,011
Total other comprehensive income (loss)	570	(659)	(2,218)	1,462	3,493
Comprehensive loss	$ (88,586)	$ (85,376)	$ (470,132)	$ (408,737)	$ (272,464)